Supplemental Balance Sheet Data (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Accounts receivable—net consist of the following:

	December 31,
	2014	2013
	(in millions)
Trade	$185.7	$225.0
Other	5.8	5.9
	$191.5	$230.9

Schedule of inventory, current	Inventories consist of the following:

	December 31,
	2014	2013
	(in millions)
Finished goods	$179.5	$251.0
Raw materials, spare parts and supplies	23.4	23.3
	$202.9	$274.3

Schedule of other current assets	Other current assets consist of the following:

	December 31,
	2014	2013
	(in millions)
Prepaid expenses	$17.4	$19.1
Unrealized gains on derivatives	0.6	72.7
Margin deposits	0.6	0.6
	$18.6	$92.4

Schedule of accounts payable and accrued liabilities
Accounts payable and accrued expenses consist of the following:

	December 31,
	2014	2013
	(in millions)
Accounts payable	$65.8	$169.0
Capacity expansion project costs	195.3	55.4
Accrued natural gas costs	96.9	86.0
Payroll and employee related costs	47.3	71.8
Accrued interest	46.9	24.0
Accrued share repurchase	29.1	40.3
Other	108.6	117.6
	$589.9	$564.1

Other current liabilities	Other current liabilities consist of the following:

	December 31,
	2014	2013
	(in millions)
Unrealized losses on derivatives	$48.4	$0.2
Financial advances	—	43.0
Product exchanges	—	0.3
	$48.4	$43.5

Other noncurrent liabilities
Other noncurrent liabilities consist of the following:

	December 31,
	2014	2013
	(in millions)
Benefit plans and deferred compensation	$209.8	$156.1
Tax-related liabilities	95.8	81.8
Capacity expansion project costs	49.0	70.5
Environmental and related costs	3.6	4.3
Other	16.7	12.9
	$374.9	$325.6